INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2014
INCOME (LOSS) PER SHARE
INCOME (LOSS) PER SHARE

15.   INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) attributable to the Company’s ordinary shareholders per share have been calculated for the years ended December 31, 2012, 2013 and 2014 as follows:

	2012	2013	2014
Numerator:
Net income from continuing operations	$7,919,466	$1,826,492	$3,442,098
Net loss on discontinued operations	$(30,351,616)	$(28,436,783)	$(19,792,358)
Net loss available to Mecox Lane Limited shareholders	$(22,432,150)	$(26,610,291)	$(16,350,260)

Denominator:
Weighted average ordinary shares—basic	404,247,016	418,347,060	452,758,464
Dilutive effect of share options	140,207	3,904,603	—
Weighted average ordinary shares-diluted	404,387,223	422,251,663	452,758,464

Net income per share attributable to Mecox Lane-basic
Income from continuing operations	0.02	0.01	0.01
Loss on discontinued operations	(0.08)	(0.07)	(0.04)

Net income per share attributable to Mecox Lane-diluted
Income from continuing operations	0.02	0.01	0.01
Loss on discontinued operations	(0.08)	(0.07)	(0.04)

For the years ended December 31, 2012, 2013 and 2014, the Group had 72,747,294, 2,200,000 and nil share options, and 6,730,575, 16,211,058 and nil restricted shares, respectively, which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive.